UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5074

DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Basic US Mortgage Securities Fund September 30, 2006 (Unaudited)

Bonds and Notes--99.6%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Ctfs./Home Equity Loans--.5%				
Equivantage Home Equity Loan				
Trust, Ser. 1996-2, Cl. A4	8.05	6/25/27	571,496	569,936
Residential Mortgage Pass-Through Ctfs.--4.7%				
Countrywide Home Loan Mortgage				
Pass-Through Trust,				
Ser. 2005-31, Cl. 2A1	5.53	1/25/36	259,572 a	258,612
Countrywide Home Loan Mortgage				
Pass-Through Trust,				
Ser. 2002-19, Cl. B1	5.95	11/25/32	506,876 a	505,910
First Horizon Alternative Mortgage				
Securities, Ser. 2004-FA1,				
Cl. 1A1	6.25	10/25/34	1,458,360	1,469,653
GMAC Mortgage Corp. Loan Trust,				
Ser. 2004-J1, Cl. M3	5.50	4/25/34	778,654	712,857
GSR Mortgage Loan Trust,				
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	1,132,619 a	1,128,562
IndyMac Index Mortgage Loan Trust,				
Ser. 2006-AR25, Cl. 4A2	6.21	9/25/36	254,767 a	257,746
J.P. Morgan Mortgage Trust,				
Ser. 2005-A7, Cl. 1A2	5.00	10/25/35	275,000 a	271,594
Nomura Asset Acceptance,				
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	330,000 a	324,647
				4,929,581
U.S. Government Agencies/Mortgage-Backed--89.3%				
Federal Home Loan Mortgage Corp.,				
Stripped Security (Interest				
Only), REMIC, Ser. 1987,				
Cl. PI, 7.00%, 9/15/12			43,823 b	4,771
Federal National Mortgage Association:				
6.00%			11,725,000 c	11,845,513
5.00%, 1/1/18 - 4/1/20			2,180,962	2,145,227
REMIC Trust, Gtd.				
Pass-Through Ctfs.,				
Ser. 2002-55, Cl. GD,				
5.50%, 11/25/15			16,461	16,419
Government National Mortgage Association I:				
5.00%			1,130,000 c	1,097,863
6.00%			2,175,000 c	2,201,492
6.50%			500,000 c	512,810
5.00%, 5/15/33 - 10/15/35			6,987,667	6,797,976
5.50%, 6/15/20 - 9/15/35			23,362,085	23,227,936
6.00%, 10/15/19 - 3/15/36			2,236,552	2,268,584
6.50%, 10/15/10 - 6/15/36			501,913	514,869
7.00%, 1/15/24 - 2/15/24			64,107	66,230
7.50%, 12/15/23			10,268	10,688
8.00%, 4/15/08 - 12/15/22			252,789	265,853
8.50%, 1/15/20 - 3/15/22			30,886	33,207
9.00%, 11/15/19 - 11/15/22			13,037	14,041
9.50%, 9/15/19 - 10/15/20			8,704	9,517
Ser. 2005-34, Cl. A, 3.96%,				
9/16/21			452,701	443,343

Ser. 2005-29, Cl. A, 4.02%,
7/16/27	534,759	520,342
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	1,149,057	1,125,710
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	1,085,805	1,062,219
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,440,418	1,408,422
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	435,012	428,030
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	574,000	563,272
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	2,904,000	2,913,736
Government National Mortgage Association II:
4.50%, 7/20/30 - 8/20/30	113,587 a	113,794
5.00%, 9/20/33 - 1/20/36	7,847,539	7,595,910
5.38%, 4/20/30	232,507 a	234,823
5.50%, 1/20/34 - 1/20/36	6,255,893	6,197,365
6.00%, 6/20/35 - 6/20/36	15,019,111	15,174,407
6.50%, 6/20/31 - 8/20/36	4,452,934	4,558,429
7.00%, 12/20/27 - 8/20/31	785,274	808,672
9.00%, 1/20/20 - 7/20/25	23,594	25,433
9.50%, 9/20/21 - 12/20/21	11,308	12,356
		94,219,059
U.S. Treasury Inflation Protected Securities--4.0%
2.00%, 1/15/16	4,346,848 d	4,247,710
U.S. Treasury Notes--1.1%
3.50%, 8/15/09	129,000 e,f	125,221
3.50%, 2/15/10	1,085,000 e	1,048,085
		1,173,306
Total Bonds and Notes
(cost $106,312,557)		105,139,592

	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options--.0%
3-Month Floor USD Libor-BBA
Interest Rate, June 2009 @ 4.00	5,300,000	14,784
Put Options--.0%
3-Month Capped USD Libor-BBA
Interest Rate, January 2008 @ 6.00	10,000,000	964
Total Options
(cost $20,385)		15,748

	Principal
Short-Term Investments--14.2%	Amount ($)	Value ($)

U.S. Government Agencies--6.6%
Federal Home Loan Bank System,
5.19%, 10/12/06	2,000,000	1,996,883
Federal National Mortgage
Association, 5.10%, 11/20/06	2,800,000	2,780,245
Federal National Mortgage
Association, 5.12%, 10/25/06	2,200,000	2,192,527
		6,969,655
U.S. Treasury Bills--7.6%
4.79%, 11/2/06	1,000,000	996,070

4.93%, 10/19/06	7,000,000	6,985,020
		7,981,090
Total Short-Term Investments
(cost $14,948,142)		14,950,745

Other Investment--.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $858,000)	858,000 g	858,000

Investment of Cash Collateral
for Securities Loaned--1.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,078,861)	1,078,861 g	1,078,861

Total Investments (cost $123,217,945)	115.6%	122,042,946
Liabilities, Less Cash and Receivables	(15.6%)	(16,447,140)
Net Assets	100.0%	105,595,806

a Variable rate security--interest rate subject to periodic change.
b Notional face amount shown.
c Purchased on a forward commitment basis.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e All or a portion of these securities are on loan. At September 30, 2006, the total market value of the fund's securities on loan is $1,051,968 and the total market value of the collateral held by the fund is $1,078,861.
f All or partially held by a broker as collateral for open financial futures positions.
g Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES September 30, 2006 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2006 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	214	22,580,344	December 2006	89,693
Financial Futures Short
U.S. Treasury 10 Year Notes	40	(4,322,500)	December 2006	(42,812)
U.S. Treasury 30 Year Bonds	46	(5,170,688)	December 2006	(92,719)
				(45,838)

STATEMENT OF OPTIONS WRITTEN September 30, 2006 (Unaudited)
	Contracts	Value ($)

Call Option
December 2006 10 Year Future
October 2006 @ 109
(premiums received $8,378)	79	(11,110)

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)